RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

CEO Promissory Note

On January 29, 2014, the Company issued an 8% note, in the amount of $25,000, to the Company’s President and Chief Executive Officer. The principal amount and interest are payable on January 22, 2015. This note has been amended to extend the maturity date until January 22, 2016 (See Note 8).

Board Member Debenture

On May 30, 2014, the Company issued an 8% debenture, in the amount of $50,000, to a member of the Company's Board of Directors. The principal amount and interest were payable on May 30, 2015 (See Note 8). On May 29, 2015 the repayment date was extended to May 30, 2016.  On August 5, 2015 the debenture was converted into common shares (See Note 10).

 On August 25, 2014, the Company issued an 8% debenture, in the amount of $25,000, to a member of the Company's Board of Directors. The principal amount and interest were payable on August 25, 2015 (See Note 8). On August 5, 2015 the debenture was converted into common shares (See Note 10).

Former CFO Debenture

On June 17, 2014, the Company issued an 8% debenture, in the amount of $50,000, to the Company’s former Chief Financial Officer. The principal and interest were payable on June 16, 2015 (See Note 8) and were repaid on July 31, 2015.

Convertible Debentures

The Company had several convertible debentures, along with the LOC Convertible Debenture (See Note 8).

January 2015 Non-Convertible Debenture - Former CFO

On January 21, 2015, the Company entered into a securities purchase agreement with the Company’s former Chief Financial Officer whereby the Company issued and sold a promissory note in the principal face amount of $55,000 and warrants to purchase up to 250,000 shares of the Company’s common stock for gross proceeds of $50,000. This note was repaid on July 29, 2015 (See Note 8).

Accrued Compensation-Related Party

Accrued compensation includes accruals for employee wages and vacation pay. The components of accrued compensation are as follows:

	June 30, 2015	December 31, 2014
Wages	$1,115,922	$791,987
Vacation	160,155	114,941
Total accrued compensation	$1,276,077	$906,928

 Accrued employee wages relate primarily to wages owed to the Company’s Chief Executive Officer and President. Under the terms of his employment agreement, wages are to be accrued but no payment made for so long as payment of such salary would jeopardize the Company’s ability to continue as a going concern.

In July, 2015, the Company paid the entire accrued amount due, of approximately $72,000, to its former Chief Financial Officer.

            On June 12, 2013, the Company entered into a subscription agreement for the sale of 416,841 shares of common stock at a purchase price of $0.323 per share, which is the average closing price of the common stock over the 10-day trading period that ended on the day immediately prior to the date the Company entered into the subscription agreement. The Company received gross proceeds of $134,639. The shares were issued to the Company’s President and Chief Executive Officer and his spouse (see Note 7).

The Company has several convertible and non-convertible debentures outstanding to related parties (see Note 5).